UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

 17605 Wright Street, Suit 2 Omaha, NE 68130

(Address of principal executive offices)

(Zip code)

James  Ash, Gemini Fund Services, LLC

             80 Arkay Drive, Suite 110 Hauppauge NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

      3/31

Date of reporting period:  12/31/2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

Altegris Equity Long Short Fund

PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2013

Shares	INVESTMENTS- 89.9%		Value
	COMMON STOCK - 89.9%
	AGRICULTURE - 0.6%
10,060	Bunge Ltd.		$ 826,027

	APPAREL - 0.4%
187,102	American Apparel, Inc. *,+		230,135
3,940	Carter's, Inc.		282,853
200	Hermes International		72,610
			585,598
	BANKS - 6.4%
78,910	Bank of America Corp. +		1,228,629
6,500	BNCCORP, Inc. *		79,300
16,689	Capital One Financial Corp. +		1,278,544
6,451	Citigroup, Inc.		336,162
25,199	Guaranty Bancorp.		354,052
55,985	Heritage Oaks Bancorp. *		419,888
9,522	Metro Bancorp, Inc. *,+		205,104
30,359	North Valley Bancorp *,+		574,089
71,557	Regions Financial Corp. +		707,699
15,568	State Street Corp.		1,142,536
2,565	Trico Bancshares		72,769
37,816	US Bancorp.		1,527,766
24,013	Wells Fargo & Co.		1,094,276
			9,020,814
	BEVERAGES - 3.5%
15,656	Anheuser-Busch InBev. - ADR		1,666,738
19,051	Brown-Forman Corp.		1,439,684
40,051	Crimson Wine Group, Ltd.		354,051
11,096	Diageo PLC. - ADR		1,469,332
			4,929,805
	BIOTECHNOLOGY - 0.8%
15,453	Gilead Sciences, Inc. *		1,161,293

	CHEMICALS - 7.1%
5,835	Agrium, Inc.		533,786
8,868	Air Products & Chemicals, Inc.		991,265
8,000	Airgas, Inc.		894,800
4,023	CF Industries Holdings, Inc.		937,520
9,531	Ecolab, Inc.		993,797
1,350	LyondellBasell Industries NV		108,378
9,175	Monsanto Co. +		1,069,346
22,132	Potash Corp of Saskatchewan, Inc.		729,471
9,140	Sherwin Williams Co.		1,677,190
22,177	W.R. Grace & Co. *		2,192,640
			10,128,193
	COMMERCIAL SERVICES - 5.0%
17,450	Cardtronics Inc. *,+		758,203
7,105	FleetCor Technologies, Inc. *		832,493
38,905	Green Dot Corp. *		978,461
2,100	MasterCard, Inc. - Cl. A		1,754,466
14,013	MoneyGram International, Inc. *		291,190
17,131	Moody's Corp.		1,344,270
30,870	Service Source International, Inc. *		258,691
13,306	Verisk Analytics, Inc. -Cl. A *		874,470
			7,092,244
Altegris Equity Long Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2013
Shares			Value
	COMPUTERS - 2.2%
2,251	Apple, Inc.		$ 1,263,059
20,670	Brocade Communications Systems, Inc. *,+		183,343
20,690	NCR Corp. *,+		704,701
14,052	SanDisk Corp.		991,228
			3,142,331
	COSMETICS/PERSONAL CARE - 0.5%
11,353	Colgate-Palmolive Co.		740,329

	DISTRIBUTION/WHOLESALE - 0.1%
101,534	BlueLinx Holdings Inc. *		197,991

	DIVERSIFIED FINANCIAL SERVICES - 3.4%
5,414	Antisource Portfolio Solutions *		858,823
117,748	CIFC Corp. +		916,079
16,643	Discover Financial Services +		931,176
10,850	Lazard Ltd. - Cl. A		491,722
6,929	Nelnet Inc. - Cl. A +		291,988
34,520	Oppenheimer Holdings, Inc. - Cl. A		855,406
284	Outerwall, Inc.		19,105
13,640	Regional Management Corp.		462,805
3,938	Stonegate Mortgage Corp.		65,095
			4,892,199
	ELECTRIC - 0.3%
5,210	ITC Holdings Corp. +		499,222

	ELECTRICAL COMPONENTS & EQUIPTMENT - 0.7%
18,574	AMETEK, Inc.		978,293

	ELECTRONICS - 2.2%
11,290	ESCO Technologies, Inc. +		386,795
12,740	National Instruments Corp. +		407,935
36,580	Newport Corp. *		661,001
8,140	OSI Systems, Inc. *		432,315
37,223	Trimble Navigation Ltd. *		1,291,638
			3,179,684
	ENERGY-ALTERNATE SOURCES - 0.1%
3,310	SolarCity Corp. *		188,074

	ENGINEERING & CONSTRUCTION - 0.6%
27,110	MasTec, Inc. *		887,039

	ENTERTAINMENT - 1.2%
50,140	National CineMedia, Inc. +		1,000,794
42,530	Scientific Games Corp. *		720,033
			1,720,827
	ENVIRONMENTAL CONTROL - 0.5%
28,165	Darling International, Inc. *		588,085
26,701	Pure Cycle Corp. *		169,017
			757,102
	FOOD - 2.6%
21,126	Calavo Growers, Inc.		639,273
10	Lindt & Spruengli AG		540,936
15,895	Safeway, Inc.		517,700
18,913	Tyson Foods, Inc. +		632,829
56,106	WhiteWave Foods Co. *		1,287,072
			3,617,810
Altegris Equity Long Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2013
Shares			Value
	GAS - 0.8%
11,801	Sempra Energy		$ 1,059,258

	HEALTHCARE-PRODUCTS - 2.3%
36,080	ABIOMED, Inc. *,+		964,779
18,880	Alere Inc. *,+		683,456
8,590	Align Technology, Inc. *,+		490,919
10,274	Becton Dickinson & Co.		1,135,174
			3,274,328
	HEALTHCARE-SERVICES - 0.9%
2,215	Community Health Systems, Inc. *		86,983
7,426	Tenet Healthcare Corp. *		312,783
16,899	HCA Holdings Inc. *		806,251
			1,206,017
	HOLDING COMPANIES-DIVERSIFIED - 0.3%
5,509	Jardine Matheson Holdings Ltd.		288,176
2,741	Jardine Strategic Holdings Ltd.		87,712
			375,888
	HOME BUILDERS - 0.7%
22,547	Brookfield Residential Properties, Inc. *,+		545,412
1,487	Thor Industries, Inc.		82,127
17,327	William Lyon Homes *		383,620
			1,011,159
	HOUSEHOLD PRODUCTS/WARES - 1.1%
24,322	Jarden Corp. *		1,492,155

	HOUSEWARES - 0.6%
12,694	Toro Co.		807,338

	INSURANCE - 1.7%
17,732	American International Group, Inc. ,+		905,219
5,800	Berkshire Hathaway, Inc. *,+		687,648
55,366	Genworth Financial, Inc. - Cl. A *		859,834
0	Security National Financial Corp. *,+		2
			2,452,703
	INTERNET - 4.1%
4,510	Amazon.com, Inc. *		1,798,543
35,810	Brightcove, Inc. *		506,353
0	Liberty Ventures *		55
52,590	Move, Inc. *,+		840,914
12,153	OpenTable, Inc. *		964,584
14,930	Responsys, Inc. *		409,231
11,610	Shutterfly, Inc. *,+		591,297
8,456	SINA Corp/China *		712,418
			5,823,395
	INVESTMENT COMPANIES - 0.6%
34,763	MVC Capital, Inc. +		469,301
26,679	OFS Capital Corp.		342,292
			811,593
	LODGING - 0.3%
8,456	Home Inns & Hotels Management Inc. - ADR *		369,020

Altegris Equity Long Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2013
Shares			Value
	MACHINERY-DIVERSIFIED - 1.7%
12,072	AGCO Corp.		$ 714,542
33,182	Briggs & Stratton		722,040
5,610	Graco Inc. +		438,253
6,640	Lindsay Corp.		549,460
			2,424,295
	MEDIA - 2.3%
14,178	Liberty Global Inc. *		1,261,700
29,035	Twenty-First Century Fox, Inc.		1,021,451
2,900	Walt Disney Co.		985,560
			3,268,711
	MINING - 1.0%
39,459	Cameco Corp.		819,563
11,270	Rio Tinto PLC - ADR		635,966
			1,455,529
	OIL & GAS SERVICES - 0.5%
14,089	Halliburton Co.		715,017

	PHARMACEUTICALS - 5.2%
40,272	Abbott Labs		1,543,626
6,054	Actavis PLC *		1,017,072
15,048	Herbalife Ltd.		1,184,278
13,815	Mead Johnson Nutrition Co.		1,157,144
28,165	Merck & Company, Inc.		1,409,658
34,205	Zoetis, Inc. - Cl. A		1,118,161
			7,429,939
	REAL ESTATE - 0.9%
17,182	CBRE Group, Inc. *		451,887
16,911	Realogy Holdings Corp.		836,586
			1,288,473
	REITS - 2.0%
54,067	Cherry Hill Mortgage Investment Corp.		962,393
9,720	Columbia Property Trust, Inc.		243,000
123,803	NorthStar Realty Finance Corp.		1,665,150
			2,870,543
	RETAIL - 14.4%
5,630	Buffalo Wild Wings, Inc. *		828,736
8,450	Burlington Stores, Inc.		270,400
37,750	Chico's FAS, Inc.		711,210
7,371	Cie Financiere Richemont SA		736,105
15,527	Costco Wholesale Corp.		1,847,868
16,913	CST Brands, Inc.		621,045
11,052	Dick's Sporting Goods, Inc.		642,121
22,829	Dollar General Corp. *		1,377,045
15,700	Domino's Pizza, Inc.		1,093,505
24,020	Francesca's Holdings Corp. *		442,208
27,686	GameStop Corp.		1,363,812
13,874	Home Depot, Inc.		1,142,385
6,036	Lithia Motors, Inc.		419,019
64,284	Luby's, Inc. *		496,272
11,254	Macy's, Inc.		600,964
5,540	Nordstrom, Inc.		342,372
8,456	Signet Jewelers Ltd.		665,487

Altegris Equity Long Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2013
Shares			Value
	RETAIL - 14.4% (Continued)
13,900	Tiffany & Co.		$ 1,289,642
11,871	Tractor Supply Co.		920,952
19,114	Vitamin Shoppe, Inc. *		994,119
15,953	Wal-Mart Stores, Inc.		1,255,342
27,630	Walgreen Co.		1,587,067
18,660	World Fuel Services Corp. +		805,366
			20,453,042
	SAVINGS & LOANS - 0.4%
14,685	Provident Financial Holdings, Inc.		220,275
24,837	Simplicity Bancorp, Inc.		401,366
			621,641
	SEMICONDUCTORS - 3.7%
28,165	Broadcom Corp.		835,092
36,720	International Rectifier Corp. *		957,290
25,365	NXP Semiconductor NV *		1,165,014
37,920	Rovi Corp. *		746,645
44,319	Skyworks Solutions, Inc. *		1,265,751
22,532	SunEdison, Inc. *		294,043
			5,263,835
	SOFTWARE - 1.6%
13,160	Envestnet, Inc. *		530,348
23,320	Informatica Corp. *,+		967,780
41,821	Take-Two Interactive Software Inc. *		726,431
			2,224,559
	STORAGE/WAREHOUSING - 0.3%
21,840	Wesco Aircraft Holdings, Inc. *		478,733

	TELECOMMUNICATIONS - 1.5%
41,445	Juniper Networks, Inc. *		935,414
20,190	Plantronics, Inc. +		937,826
17,840	Polycom, Inc. *,+		200,343
			2,073,583
	TRANSPORTATION - 2.8%
16,223	CAI International, Inc. *, +		382,376
28,160	Echo Global Logistics, Inc. *		604,877
1,485	FedEx Corp.		213,498
8,678	Union Pacific Corp.		1,457,904
12,874	United Parcel Service, Inc. - Cl B.		1,352,800
			4,011,455

	TOTAL COMMON STOCK (Cost - $111,876,513)		127,807,084

Number of	PURCHASED OPTIONS- 0.0%
Contracts	CALL OPTIONS - 0.0%	Expiration

20	Calamos Asset Management, Inc., @ $12.50 *	May-14	900
9	Cathay Bancorp, Inc., @ $22.50 *	Feb-14	4,073
2	Ellie Mae, Inc., @ $30.00 *	Apr-14	350
4	Ellie Mae, Inc., @ $35.00 *	Apr-14	240
132	First Niagara Financial Group, Inc., @ $12.50 *	Jan-14	1,320
49	Lifelock, Inc., @ $15.00 *	Jan-14	7,840
2	Lifelock, Inc., @ $15.00 *	May-14	540
16	Valley National Bancorp @ 12.00 *	Mar-14	80
			15,343

Altegris Equity Long Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2013
Number of	PURCHASED OPTIONS- 0.0%
Contracts	PUT OPTIONS - 0.0%	Expiration	Value
22	Green Dot Corp., @ $22.50 *	Jan-14	$ 550
10	Green Dot Corp., @ $25.00 *	Jan-14	825
			1,375

	TOTAL PURCHASED OPTIONS (Cost - $18,298)		16,718

	TOTAL INVESTMENTS - 89.9% (Cost - $111,894,811) (a)		$ 127,823,802
	OTHER ASSETS LESS LIABILITIES - 10.1%		14,322,851

	NET ASSETS - 100.0%		$ 142,146,653

	SECURITIES SOLD SHORT - (61.1) %
	COMMON STOCK - (43.7) %
	ADVERTISING - (0.3) %
(5,637)	Omnicom Group, Inc.		(419,224)

	AUTO MANUFACTURERS - (1.0) %
(14,161)	PACCAR Inc.		(837,906)
(3,373)	Tesla Motors, Inc. *		(507,232)
			(1,345,138)
	AUTO PARTS & EQUIPMENT - (0.1) %
(17,440)	Meritor, Inc. *		(181,899)

	BANKS - (2.5) %
(5,701)	Bank of the Ozarks, Inc.		(322,620)
(10,126)	Cathay General Bancorp		(270,668)
(4,424)	Cullen/Frost Bankers, Inc.		(329,278)
(11,266)	Deutsche Bank AG		(543,472)
(5,633)	Goldman Sachs Group, Inc.		(998,505)
(6,894)	Iberiabank Corp.		(433,288)
(5,022)	Northern Trust Corp.		(310,811)
(1)	Southside Bancshares. Inc.		(25)
(33,974)	Valley National Bancorp		(343,817)
			(3,552,484)
	BEVERAGES - (0.7) %
(7,528)	Dr Pepper Snapple Group, Inc.		(366,764)
(3,020)	Green Mountain Coffee Roasters, Inc. *		(228,252)
(4,756)	PepsiCo, Inc.		(394,463)
			(989,479)
	CHEMICALS - (0.3) %
(15,895)	American Vanguard Corp.		(386,090)

	COMMERCIAL SERVICES - (0.9) %
(4,555)	Avis Budget Group, Inc. *		(184,113)
(7,048)	CoreLogic, Inc. *		(250,415)
(13,010)	Healthcare Services Group, Inc.		(369,094)
(7,700)	Vistaprint NV *		(437,745)
			(1,241,367)

Altegris Equity Long Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2013
Shares			Value
	COMPUTERS - (1.8) %
(7,970)	Cray, Inc. *		$ (218,856)
(7,327)	International Business Machines Corp.		(1,374,325)
(9,530)	Lexmark International, Inc.		(338,506)
(17,840)	Logitech International S.A.		(244,230)
(3,840)	Seagate Technology PLC		(215,654)
(4,760)	Silver Spring Networks, Inc. *		(99,960)
			(2,491,531)
	DISTRIBUTION/WHOLESALE - (0.7) %
(10,056)	Beacon Roofing Supply, Inc. *		(405,056)
(8,854)	LKQ Corp. *		(291,297)
(3,400)	WESCO International, Inc. *		(309,638)
			(1,005,991)
	DIVERSIFIED FINANCIAL SERVICES - (2.9) %
(12,283)	American Express Co.		(1,114,437)
(35,467)	Calamos Asset Management, Inc. - Cl. A		(419,929)
(105,115)	Cowen Group, Inc. *		(411,000)
(2,727)	Financial Engines, Inc.		(189,472)
(7,672)	Nationstar Mortgage Holdings, Inc. *		(283,557)
(11,339)	NewStar Financial, Inc. *		(201,494)
(284)	Outerwall, Inc.		(19,105)
(7,571)	Springleaf Holdings, Inc. *		(191,395)
(20,659)	Stonegate Mortgage Corp.		(341,493)
(19,261)	Walter Investment Management Corp. *		(681,069)
(2,817)	World Acceptance Corp. *		(246,572)
			(4,099,523)
	ELECTRONICS - (0.2) %
(4,090)	NVE Corp. *		(238,365)

	ENERGY-ALTERNATE SOURCES - (0.8) %
(20,060)	Amyris, Inc. *		(106,117)
(23,720)	Enphase Energy, Inc. *		(150,385)
(9,545)	Gevo, Inc. *		(13,649)
(23,134)	Renewable Energy Group, Inc. *		(265,116)
(10,180)	SolarCity Corp. *		(578,428)
			(1,113,695)
	FOOD - (4.1) %
(8,321)	Annie's, Inc. *		(358,136)
(14,850)	Boulder Brands, Inc. *		(235,521)
(6,436)	Campbell Soup Co.		(278,550)
(19,718)	Chefs' Warehouse, Inc. *		(574,977)
(15,099)	Fairway Group Holdings Corp. *		(273,594)
(7,565)	Fresh Market, Inc. *		(306,382)
(28,165)	General Mills, Inc.		(1,405,715)
(6,760)	Hormel Foods Corp.		(305,349)
(15,762)	McCormick & Co., Inc.		(1,086,317)
(22,132)	Pilgrim's Pride Corp. *		(359,645)
(5,433)	Sanderson Farms, Inc.		(392,969)
(4,560)	TreeHouse Foods, Inc. *		(314,275)
			(5,891,430)

Altegris Equity Long Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2013
Shares			Value
	HEALTHCARE - PRODUCTS - (0.6) %
(12,530)	Abaxis, Inc. *		$ (501,451)
(5,000)	DENTSPLY International, Inc.		(242,400)
(2,710)	Mindray Medical International Ltd. - ADR		(98,536)
			(842,387)
	HOME BUILDERS - (0.3) %
(381)	NVR, Inc. *		(390,910)

	HOME FURNISHINGS - (0.2) %
(4,084)	Tempur Sealy International, Inc. *		(220,373)

	HOUSEHOLD PRODUCTS WARES - (1.5) %
(15,142)	Clorox Co.		(1,404,572)
(5,936)	Scotts Miracle-Gro Co.		(369,338)
(6,439)	SodaStream International Ltd. *		(319,632)
			(2,093,542)
	INSURANCE - (0.9) %
(7,999)	Fidelity National Financial, Inc.		(259,568)
(8,429)	First American Financial Corp.		(237,698)
(4,410)	Protective Life Corp.		(223,411)
(8,080)	Radian Group, Inc.		(114,090)
(12,936)	Stewart Information Services Corp.		(417,445)
			(1,252,212)
	INTERNET - (2.3) %
(11,266)	Bankrate, Inc. *		(202,112)
(11,266)	Facebook, Inc. *		(615,800)
(2,211)	Netflix, Inc. *		(814,024)
(6,765)	Qihoo 360 Technology Co. Ltd.		(555,068)
(6,760)	Twitter, Inc. *		(430,274)
(13,060)	Web.com Group, Inc. *		(415,177)
(3,038)	Zillow, Inc. *		(248,296)
			(3,280,751)
	INVESTMENT COMPANIES - (0.2) %
(9,892)	Main Street Capital Corp.		(323,369)

	IRON/STEEL - (0.5) %
(28,181)	Cliffs Natural Resources, Inc.		(738,624)

	LEISURE TIME - (0.1) %
(2,750)	Brunswick Corp/DE		(126,665)

	MACHINERY-CONSTRUCTION & MINING - (1.0) %
(16,230)	Caterpillar Inc.		(1,473,846)

	MACHINERY-DIVERSIFIED - (1.5) %
(18,448)	Deere & Co.		(1,684,856)
(2,970)	ExOne Co.		(179,566)
(3,700)	Tennant Co.		(250,897)
			(2,115,319)

Altegris Equity Long Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2013
Shares			Value
	MEDIA - (1.3) %
(14,093)	Walt Disney Co.		$ (1,076,705)
(8,456)	Viacom, Inc.		(738,547)
			(1,815,252)
	METAL FABRICATE/HARDWARE - (0.3) %
(2,616)	Valmont Industries Inc.		(390,098)

	MINING - (0.3) %
(4,587)	Compass Minerals International, Inc.		(367,189)

	MISCELLANEOUS MANUFACTURING- (2.5) %
(8,450)	3M Co.		(1,185,113)
(16,901)	Illinois Tool Works Inc.		(1,421,036)
(10,515)	Metabolix, Inc. *		(13,249)
(5,633)	Parker Hannifin Corp.		(724,629)
(6,760)	Raven Industries, Inc.		(278,106)
			(3,622,133)
	PHARMACEUTICAL - (0.4) %
(6,520)	Questcor Pharmaceuticals, Inc.		(355,014)
(2,800)	USANA Health Sciences, Inc. *		(211,624)
			(566,638)
	REAL ESTATE - 0.3%
(7,954)	Realogy Holdings Corp.		(393,484)

	REITS - (0.7) %
(10,347)	Antisource Residential Corp.		(311,548)
(4,980)	Coresite Realty Corp.		(160,306)
(26,761)	Redwood Trust, Inc.		(518,360)
			(990,214)
	RETAIL - (6.7) %
(9,282)	America's Car-Mart, Inc. *		(391,979)
(16,910)	Bed Bath & Beyond Inc. *		(1,357,873)
(6,140)	Bob Evans Farms, Inc.		(310,623)
(19,716)	Buckle, Inc.		(1,036,273)
(40,543)	Denny's Corp. *		(291,504)
(4,510)	First Cash Financial Services, Inc. *		(278,898)
(16,911)	Gap, Inc.		(660,882)
(8,915)	Noodles & Co. *		(320,227)
(6,761)	Panera Bread Co. - Cl. A *		(1,194,601)
(5,633)	Starbucks Corp.		(441,571)
(13,049)	Target Corp.		(825,610)
(16,578)	Wal-Mart Stores, Inc.		(1,304,523)
(132,472)	Wendy's Co.		(1,155,156)
			(9,569,720)
	SAVINGS & LOANS - (1.1) %
(3,508)	BofI Holding, Inc. *		(275,132)
(19,333)	Everbank Financial Corp.		(354,567)
(9,323)	Investors Bancorp, Inc.		(238,482)
(14,119)	New York Community Bancorp, Inc.		(237,905)
(16,112)	People's United Financial, Inc.		(243,613)
(10,408)	Washington Federal, Inc.		(242,402)
			(1,592,101)

Altegris Equity Long Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2013
Shares			Value
	SEMICONDUCTORS - (0.4) %
(5,633)	Cree, Inc. *		$ (352,457)
(2,760)	First Solar, Inc. *		(150,806)
			(503,263)
	SOFTWARE - (1.3) %
(19,730)	CA, Inc.		(663,915)
(6,090)	Open Text Corp. *		(560,036)
(8,450)	Tableau Software, Inc. *		(582,459)
			(1,806,410)
	STORAGE/WAREHOUSING - (0.1) %
(4,673)	Mobile Mini, Inc. *		(192,434)

	TELECOMMUNICATIONS - (2.2) %
(39,225)	AT&T, Inc.		(1,379,151)
(101,900)	DragonWave, Inc. *		(140,622)
(5,230)	Ubiquiti Networks, Inc. *		(240,371)
(27,959)	Verizon Communications Inc.		(1,373,905)
			(3,134,049)
	TRANSPORTATION - (0.7) %
(11,052)	Norfolk Southern Corp.		(1,025,957)

	TRUCKING & LEASING - (0.3) %
(4,724)	GATX Corp.		(246,451)
(2,590)	TAL International Group, Inc.		(148,536)
			(394,987)

	TOTAL COMMON STOCK (Proceeds - $56,871,115)		(62,178,143)

	EXCHANGE TRADED FUNDS - (17.4) %
(18,137)	SPDR Barclays High Yield Bond		(735,637)
(125,288)	SPDR S&P 500		(23,136,935)
(12,338)	SPDR S&P Regional Bank		(501,046)
(2,846)	Ishares Russell 2000		(328,172)
	TOTAL EXCHANGE TRADED FUNDS - (Proceeds $23,498,728)		(24,701,790)

	TOTAL SECURITIES SOLD SHORT (Proceeds- $80,369,843) (a)		$ (86,879,933)

REIT	Real Estate Investment Trust
ADR	American Depositary Receipt
^	Interest rate reflects yield to maturity.
*	Non-income producing security.
+	All or part of the security was held as collateral for securities sold short as of December 31, 2013.
(a)

Represents cost for financial reporting purpose. Aggregate cost for federal tax purposes (including securities sold short purchase options and written options) is $32,692,561 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized Appreciation:	$ 16,723,928
		Unrealized Depreciation:	(8,472,620)
		Net Unrealized Appreciation:	$ 8,251,308

Altregris Equity Long Short Fund
Portfolio of Investments (Unaudited) (Continued)
December 31, 2013

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. Options contracts listed on a securities exchange or board of trade (not including Index Options contracts) for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale at the last reported bid price on the valuation date.   Index Options listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last reported bid price on the valuation date. In unusual circumstances, instead of valuing securities in the usual manner, securities will be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).   The Board of Trustees (the “Board”) will review the fair value method in use for securities requiring a fair market value determination at least quarterly.  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.   Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the NYSE close. Investments in open-end investment companies are valued at net asset value.  Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor.  The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Value Team and Valuation Process – This team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisors.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor or sub-advisor, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the advisor or sub-advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor or sub-advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the advisor or sub-advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Altregris Equity Long Short Fund
Portfolio of Investments (Unaudited) (Continued)
December 31, 2013

Valuation of Fund of Funds - The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”).  The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-ended funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of December 31, 2013 for the Fund’s assets and liabilities measured at fair value:

Assets		Level 1	Level 2	Level 3	Total
Investments*
Common Stock		$ 127,807,084	$ -	$ -	$ 127,807,084
Derivatives
Purchase Options*		16,718	-	-	16,718
Total Assets		$ 127,823,802	$ -	$ -	$ 127,823,802

Liabilities
Securities Sold Short*
Common Stock		$ (62,178,143)	-	-	$ (62,178,143)
Exchange Traded Funds		(24,701,790)	-	-	(24,701,790)
Total Liabilities		$ (86,879,933)	$ -	$ -	$ (86,879,933)
* Refer to the Portfolio of Investments for industry classification.
The Fund did not hold any Level 3 securities during the period ended.

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

Altregris Equity Long Short Fund
Portfolio of Investments (Unaudited) (Continued)
December 31, 2013

Short Sales – A "short sale" is a transaction in which the Fund sells a security it does not own but has borrowed in anticipation that the market price of that security will decline.  The Fund is obligated to replace the security borrowed by purchasing it on the open market at a later date.  If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss.  Conversely, if the price declines, the Fund will realize a gain.

Option Transactions – Options are derivative financial instruments that give the buyer, in exchange for a premium payment, the right, but not the obligation, to either purchase from (call option) or sell to (put option) the writer a specified underlying instrument at a specified price on or before a specified date. The Fund enters into option contracts to meet the requirements of its trading activities.

The risk in writing a call option is that the Fund may incur a loss if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

Forward Foreign Currency Exchange Contracts – The Fund may enter into Forward Foreign Currency Exchange Contracts (“Forward Contracts”), in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of an investment strategy.  When executing Forward Contracts, the Fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future.  With respect to sales of forwards contracts, the Fund would incur a loss if the value of the contract increases between the date the Forward Contract is opened and the date the Forward Contract is closed. The Fund realizes a gain if the value of the contract decreases between those dates.  With respect to purchases of forward contracts, the Fund would incur a loss if the value of the contract decreases between the date the forward contract is opened and the date the Forward Contract is closed.  The Fund realizes a gain if the value of the contract increases between those dates. The Fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The Fund is also exposed to credit risk associated with counterparty nonperformance on these Forward Contracts, which is typically limited to the unrealized gain on each open contract.

As of December 31, 2013 the following Forward Foreign Currency Exchange contracts were open:

					Unrealized
	Settlement	Local	U.S. Dollar		Appreciation
Foreign Currency	Date	Currency	Market Value	Counterparty	(Depreciation)
To Buy:
British Pound	3/19/2014	105,150	171,419	JP Morgan	(2,577)
Euro	3/19/2014	51,205	70,487	JP Morgan	(65)
Swiss Franc	3/19/2014	938,777	1,057,597	JP Morgan	1,226
			$ 1,299,503		$ (1,416)
To Sell:
British Pound	3/19/2014	100,026	163,798	JP Morgan	1,720
Swiss Franc	3/19/2014	157,388	177,387	JP Morgan	(285)
			$ 341,185		$ 1,435

Total unrealized appreciation on forward foreign currency exchange contracts					$ 19

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

02/28/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

02/28/2014

By

*/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

02/28/2014